SHARE-BASED PAYMENTS - Summary of the RSU activity (Details)	1 Months Ended		6 Months Ended
	May 31, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 shares	Jun. 30, 2026	Jun. 30, 2026 $ / shares	Jun. 30, 2025 shares	Jun. 30, 2025	Jun. 30, 2025 $ / shares
NUMBER OF AWARDS
Granted (in shares) | shares			203,253			44,086
RSUs
NUMBER OF AWARDS
Period start, outstanding (in shares) | shares			927,840			611,831
Granted (in shares)	714,751	22,171	2,119,194	2,119,194		503,946	503,946
Vested (in shares)			(256,443)	(256,443)		(147,183)
Forfeited (in shares)			(187,657)	(187,657)		(30,569)
Period end, outstanding (in shares) | shares			2,602,934			938,025
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share)					$ 11.28			$ 9.42
Granted (in usd per share)					3.60			13.51
Vested (in usd per share)					11.02			9.39
Forfeited (in usd per share)					7.05			11.43
Period end, exercise price (in usd per share)					$ 5.36			$ 11.56